Derivative Instruments Level 3 (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]

GMWB Hedging Instruments
	Successor Company
	Notional Amount		Fair Value
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Customized swaps	$3,938	$3,877	$34	$71
Equity swaps, options, and futures	855	776	(2)	(25)
Interest rate swaps and futures	2,189	3,140	41	25
Total	$6,982	$7,793	$73	$71

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

Successor Company
	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018
Cash flow hedges
Foreign currency swaps	$10	$—	$—	$—	$—	$—	$—	$—
Total cash flow hedges	10	—	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,082	3,152	(39)	(101)	11	38	(50)	(139)
Foreign exchange contracts
Foreign currency swaps and forwards	225	225	(7)	(9)	9	7	(16)	(16)
Fixed payout annuity hedge	—	270	—	(82)	—	—	—	(82)
Credit contracts
Credit derivatives that purchase credit protection	40	45	(1)	(1)	—	—	(1)	(1)
Credit derivatives that assume credit risk [1]	—	372	—	3	—	3	—	—
Credit derivatives in offsetting positions	—	43	—	—	—	5	—	(5)
Equity contracts
Equity index swaps and options	2,000	—	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [2]	8,717	9,957	5	(80)	23	—	(18)	(80)
GMWB reinsurance contracts	1,869	2,115	17	40	17	40	—	—
GMWB hedging instruments	6,982	7,793	73	71	89	114	(16)	(43)
Macro hedge program	19,879	10,765	(114)	247	98	288	(212)	(41)
Other
Modified coinsurance reinsurance contracts	819	798	(43)	12	—	12	(43)	—
Total non-qualifying strategies	43,613	35,535	(109)	100	247	507	(356)	(407)
Total cash flow hedges and non-qualifying strategies	$43,623	$35,535	$(109)	$100	$247	$507	$(356)	$(407)
Balance Sheet Location
Fixed maturities, available-for-sale	$43	$41	$—	$—	$—	$—	$—	$—
Other investments	5,779	11,000	72	212	83	248	(11)	(36)
Other liabilities	26,396	11,623	(160)	(84)	124	207	(284)	(291)
Reinsurance recoverables	2,688	2,914	(26)	52	17	52	(43)	—
Other policyholder funds and benefits payable	8,717	9,957	5	(80)	23	—	(18)	(80)
Total derivatives	$43,623	$35,535	$(109)	$100	$247	$507	$(356)	$(407)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.

Offsetting Assets [Table Text Block]

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—
As of December 31, 2018
Other investments	$455	$352	$212	$(109)	$65	$38
Other liabilities	(327)	(147)	(84)	(96)	(178)	(2)

[1]	Included in other invested assets on the Company's Consolidated Balance Sheets.

[2]	Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]	Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]	Excludes collateral associated with exchange-traded derivative instruments.

Offsetting Liabilities [Table Text Block]

Securities Lending and Repurchase Agreements
	Successor Company
	December 31, 2019	December 31, 2018
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of securities on loan	$—	$277
Gross amount of associated liability for collateral received [1]	$—	$284

Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$269	$186
Gross amount of collateral pledged related to repurchase agreements [2]	$273	$190
Gross amount of recognized receivables for reverse repurchase agreements [3]	$10	$25

[1]
Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included on the Consolidated Balance Sheets. Amount includes additional securities collateral received of $0 and $1 which are excluded from the Company's Consolidated Balance Sheets as of December 31, 2019 and 2018 (Successor Company), respectively.

[2]	Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.

[3]	Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—
As of December 31, 2018
Other investments	$455	$352	$212	$(109)	$65	$38
Other liabilities	(327)	(147)	(84)	(96)	(178)	(2)

[1]	Included in other invested assets on the Company's Consolidated Balance Sheets.

[2]	Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]	Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]	Excludes collateral associated with exchange-traded derivative instruments.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Interest rate swaps	$—	$—	$(17)	$(13)
Foreign currency swaps	—	—	—	4
Total	$—	$—	$(17)	$(9)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Year Ended December 31, 2019		June 1, 2018 to December 31, 2018
	Net Capital Gain/(Loss)	Net Investment Income	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	—	—	—	—
Foreign currency swaps	—	—	—	—
Total	$—	$—	$—	$—

Derivative Instruments, Gain (Loss) [Table Text Block]
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Variable annuity hedge program
GMWB product derivatives	$134	$(25)	$82	$231
GMWB reinsurance contracts	(13)	1	(25)	(49)
GMWB hedging instruments	(68)	36	(45)	(134)
Macro hedge program	(418)	153	(36)	(260)
Total variable annuity hedge program	(365)	165	(24)	(212)
Foreign exchange contracts
Foreign currency swaps and forwards	—	2	(3)	(9)
Fixed payout annuity hedge	(4)	(15)	10	4
Total foreign exchange contracts	(4)	(13)	7	(5)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	103	23	(40)	4
Credit contracts
Credit derivatives that purchase credit protection	—	—	1	(12)
Credit derivatives that assume credit risk	7	(1)	(3)	18
Equity contracts
Equity index swaps and options	(1)	—	—	3
Other
Modified coinsurance reinsurance contracts	(55)	13	32	(13)
Total other non-qualifying derivatives	54	35	(10)	—
Total [1]	$(315)	$187	$(27)	$(217)

[1]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

Disclosure of Credit Derivatives [Table Text Block]

As of December 31, 2018 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$80	$1	4 years	Corporate Credit/ Foreign Gov.	A	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	202	1	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	80	2	5 years	Corporate Credit	B+	—	—
Investment grade risk exposure	12	(1)	5 years	CMBS Credit	A-	2	—
Below investment grade risk exposure	19	(5)	Less than 1 Year	CMBS Credit	B-	19	5
Total [5]	$393	$(2)				$21	$5

[1]
The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.